Summary of significant accounting policies - Basic and diluted EPS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 2,356,438	$ 813,455	$ (311,004)
Weighted average outstanding shares of ordinary shares (B)	102,842,495	16,244,856	12,183,847
Diluted ordinary shares and ordinary shares equivalents (C)	104,455,189	16,244,856	12,183,847
Earnings per share
Basic (A/B)	$ 0.02	$ 0.05	$ (0.03)
Diluted (A/C)	$ 0.02	$ 0.05	$ (0.03)
Continuing operations
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 2,407,790	$ 1,077,302	$ (218,279)
Earnings per share
Basic (A/B)	$ 0.02	$ 0.07	$ (0.02)
Diluted (A/C)	$ 0.02	$ 0.07	$ (0.02)
Discontinued operations
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ (51,352)	$ (263,847)	$ (92,725)
Earnings per share
Basic (A/B)	$ 0.00	$ (0.02)	$ (0.01)
Diluted (A/C)	$ 0.00	$ (0.02)	$ (0.01)